Borrowings - Reconciliation of cash flow to movements in net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings.
Net debt at beginning of the year	£ (246)	£ (128)
Net debt at end of the year	9,868	(246)	£ (128)
Interest paid	163	£ 15	£ 19
Accrued interest on financial liabilities	£ 104